UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02258
Investment Company Act File Number
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
June 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Parametric Tax-Managed Emerging Markets Fund

Eaton Vance
Parametric Tax-Managed Emerging Markets Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Argentina — 0.8%
Banco Macro SA, Class B	130,676	$547,908
Banco Macro SA, Class B ADR	30,000	1,200,900
BBVA Banco Frances SA	76,594	294,701
BBVA Banco Frances SA ADR	59,599	653,801
Cresud SA ADR	145,131	2,626,871
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	1,280,290
IRSA Inversiones y Representaciones SA	119,544	171,893
IRSA Inversiones y Representaciones SA ADR	57,300	794,178
Ledesma SAAI	259,501	631,072
MercadoLibre, Inc.	64,000	5,224,320
Molinos Rio de la Plata SA, Class B	93,310	845,762
Petrobras Energia SA ADR	72,987	1,612,283
Siderar SAIC	120,100	876,794
Telecom Argentina SA ADR	128,200	3,179,360
Telecom Argentina SA, Class B	229,824	1,198,860
Transportadora de Gas del Sur SA	252,923	243,285

		$21,382,278

Botswana — 0.4%
Barclays Bank of Botswana	1,191,347	$1,058,238
Botswana Insurance Holdings Ltd.	298,665	551,402
First National Bank of Botswana	7,511,600	3,028,492
Letshego	14,326,403	4,004,212
Sechaba Breweries Ltd.	1,086,400	1,896,757
Sefalana Holding Co.	991,000	441,329
Standard Chartered Bank Botswana	850,790	1,101,022

		$12,081,452

Brazil — 5.9%
AES Tiete SA, PFC Shares	53,416	$811,390
All America Latina Logistica SA (Units)	232,400	1,907,427
Anhanguera Educacional Participacoes SA	17,100	418,741
B2W Companhia Global do Varejo	20,200	276,526
Banco Bradesco SA	73,802	1,260,282
Banco Bradesco SA, PFC Shares	290,660	5,937,287
Banco do Brasil SA	123,999	2,244,309
Banco Santander Brasil SA	108,000	1,309,772
BM&F Bovespa SA	345,000	2,504,058
Bombril SA, PFC Shares	100,000	588,614
Bradespar SA, PFC Shares	39,200	1,027,630
Brasil Telecom SA, PFC Shares(1)	116,635	1,040,153
Braskem SA, PFC Shares	61,000	808,526
BRF-Brasil Foods SA	185,666	3,506,007
Centrais Eletricas Brasileiras SA	44,000	664,858
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	121,782	2,283,995
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,276,746
Cia de Bebidas das Americas, PFC Shares	347,325	9,668,895
Cia de Companhia de Concessoes Rodoviarias (CCR)	78,800	2,287,765
Cia de Saneamento Basico do Estado de Sao Paulo	41,800	1,203,320
Cia de Saneamento de Minas Gerais-Copasa MG	20,000	336,876
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	824,688
Cia Energetica de Minas Gerais, PFC Shares	155,450	2,969,703
Cia Energetica de Sao Paulo, PFC Shares	76,200	1,451,517
Cia Hering	33,600	617,401

Security	Shares	Value
Cia Paranaense de Energia-Copel, PFC Shares	36,800	$1,001,905
Cia Siderurgica Nacional SA (CSN)	120,600	1,970,789
Cielo SA	274,000	2,322,702
Contax Participacoes SA, PFC Shares	30,200	458,739
Cosan SA Industria e Comercio	52,100	810,547
CPFL Energia SA	60,600	1,721,884
Cyrela Brazil Realty SA	85,724	812,794
Diagnosticos da America SA	77,600	998,132
Duratex SA	116,036	1,225,995
EcoRodovias Infraestrutura e Logistica SA	48,000	389,845
EDP-Energias do Brasil SA	27,800	675,993
Eletropaulo Metropolitana SA, Class B, PFC Shares	33,568	742,232
Embratel Participacoes SA	37,424,000	187,962
Embratel Participacoes SA, PFC Shares	67,000,000	336,508
Empresa Brasileira de Aeronautica SA	247,732	2,048,438
Fibria Celulose SA(1)	11,285	182,133
Gafisa SA	94,800	599,232
Gerdau SA, PFC Shares	124,400	1,538,380
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	494,950
Hypermarcas SA(1)	74,300	982,991
Itau Unibanco Holding SA, PFC Shares	398,892	9,504,118
Itausa-Investimentos Itau SA, PFC Shares	932,392	7,309,967
JBS SA	164,700	591,151
Klabin SA, PFC Shares	147,000	594,249
Light SA	41,500	716,810
LLX Logistica SA(1)	154,000	474,456
Localiza Rent a Car SA	40,900	656,344
Lojas Americanas SA, PFC Shares	288,359	2,402,035
Lojas Renner SA	29,000	939,460
Lupatech SA(1)	35,700	305,909
Marcopolo SA, PFC Shares	171,300	717,663
Metalurgica Gerdau SA, PFC Shares	31,400	468,505
MPX Energia SA(1)	20,100	491,835
MRV Engenharia e Participacoes SA	117,600	940,713
Natura Cosmeticos SA	35,000	986,127
OGX Petroleo e Gas Participacoes SA(1)	215,000	2,587,664
PDG Realty SA Empreendimentos e Participacoes	264,000	1,481,175
Petroleo Brasileiro SA	275,200	5,498,437
Petroleo Brasileiro SA ADR	187,400	6,660,196
Petroleo Brasileiro SA, PFC Shares	480,800	8,395,926
PortX Operacoes Portuarias SA(1)	154,000	364,095
Randon Participacoes SA, PFC Shares	95,550	652,548
Redecard SA	168,700	2,485,061
Souza Cruz SA	144,500	1,504,609
Suzano Papel e Celulose SA	25,000	230,454
TAM SA, PFC Shares	32,800	632,836
Tele Norte Leste Participacoes SA	11,200	255,878
Tele Norte Leste Participacoes SA, PFC Shares	95,800	1,648,841
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	466,438
Telemar Norte Leste SA, PFC Shares	16,900	573,978
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	440,145
Tim Participacoes SA(1)	75,000	384,957
Tim Participacoes SA, PFC Shares	302,932	1,300,679
Totvs SA	67,000	1,286,528
Tractebel Energia SA	56,300	951,753
Ultrapar Participacoes SA, PFC Shares	103,648	1,715,986
Usinas Siderurgicas de Minas Gerais SA	20,700	355,006
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	63,000	762,104
Vale SA	189,400	6,189,012
Vale SA, PFC Shares	420,292	12,199,576

Security	Shares	Value
Vivo Participacoes SA, PFC Shares	72,318	$2,861,448
Weg SA	130,700	1,721,159

		$157,434,468

Bulgaria — 0.2%
Albena Invest Holding PLC	19,550	$91,624
Bulgarian American Credit Bank JSCO(1)	38,300	235,342
Bulgartabak Holding	3,450	73,553
CB First Investment Bank AD(1)	54,000	131,241
Chimimport AD(1)	487,988	1,262,883
Corporate Commercial Bank AD	19,900	1,194,952
Doverie Holding AD(1)	40,000	100,286
Industrial Holding Bulgaria PLC(1)	210,365	175,173
Olovno Tzinkov Komplex AD(1)	33,800	286,506
Petrol AD(1)	76,205	386,533
Sopharma AD(1)	303,500	985,793
Vivacom(1)	32,300	110,003

		$5,033,889

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA ADR	14,500	$1,091,850
AES Gener SA	1,922,700	1,038,536
Almendral SA	7,092,000	876,014
Antarchile SA, Series A	28,200	562,052
Banco de Chile	17,410,595	2,388,239
Banco de Chile ADR	21,946	1,847,634
Banco de Credito e Inversiones	51,624	3,242,374
Banco Santander Chile SA ADR	44,322	3,844,933
Besalco SA	494,500	956,596
Cap SA	47,300	2,297,414
Cencosud SA	734,900	5,283,464
Cia Cervecerias Unidas SA ADR	32,100	1,897,110
Cia Electro Metalurgica SA	17,500	318,400
Cia General de Electricidad SA	116,110	656,332
Cia Sud Americana de Vapores SA(1)	609,456	454,237
Colbun SA	5,518,200	1,571,182
Corpbanca SA	83,071,400	1,260,897
Corpbanca SA ADR	56,666	1,268,752
Embotelladora Andina SA, Series A ADR	25,100	594,870
Embotelladora Andina SA, Series B ADR	28,200	825,132
Empresa Nacional de Electricidad SA ADR	75,059	4,174,782
Empresas CMPC SA	65,800	3,223,119
Empresas Copec SA	385,000	6,770,567
Empresas La Polar SA	219,000	1,168,245
Enersis SA	1,248,200	521,335
Enersis SA ADR	151,871	3,161,954
ENTEL SA	77,200	1,262,288
Grupo Security SA	1,066,690	444,408
Invercap SA	51,300	612,185
Inversiones Aguas Metropolitanas SA	211,100	321,302
Lan Airlines SA	21,000	540,860
Lan Airlines SA ADR	148,300	3,794,997
Madeco SA	15,429,800	901,270
Masisa SA(1)	5,792,050	897,334
Minera Valparaiso SA	28,200	1,021,375
Parque Arauco SA	498,800	1,106,936
Quinenco SA	324,000	1,183,670
Ripley Corp. SA(1)	752,000	994,218
S.A.C.I. Falabella SA	761,300	7,754,055
Salfacorp SA	620,700	2,228,620
Sigdo Koppers SA	179,600	379,392
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	1,432,446

Security	Shares	Value
Sociedad Quimica y Minera de Chile SA	20,950	$1,190,310
Sociedad Quimica y Minera de Chile SA, Series B ADR	45,500	2,514,330
Sonda SA	736,300	1,818,205
Vina Concha y Toro SA ADR	25,800	1,212,084

		$82,906,305

China — 8.9%
Agile Property Holdings, Ltd.	298,000	$469,263
Agricultural Bank of China, Ltd., Class H(1)	3,774,000	2,132,780
Air China, Ltd., Class H(1)	910,000	840,847
Alibaba.com, Ltd.	523,500	898,690
Aluminum Corp. of China, Ltd., Class H(1)	1,358,000	1,293,358
Angang Steel Co., Ltd., Class H	428,000	582,644
Anhui Conch Cement Co., Ltd., Class H	290,000	1,816,368
Anta Sports Products, Ltd.	448,000	695,426
AsiaInfo-Linkage, Inc.(1)	10,500	227,325
Baidu, Inc. ADR(1)	86,600	11,934,346
Bank of China, Ltd., Class H	12,916,000	7,182,415
Bank of Communications, Ltd., Class H	1,413,000	1,553,600
BBMG Corp., Class H	425,000	699,423
Beijing Capital International Airport Co., Ltd., Class H	596,000	312,043
Beijing Enterprises Holdings, Ltd.	185,500	1,060,168
Beijing North Star Co., Ltd., Class H	1,580,000	389,464
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	370,106
BYD Co., Ltd., Class H	266,000	1,017,817
Chaoda Modern Agriculture Holdings, Ltd.	1,433,660	892,913
China Agri-Industries Holdings, Ltd.	725,000	814,029
China Bluechemical, Ltd., Class H	850,000	694,184
China CITIC Bank, Class H	1,743,000	1,267,046
China Coal Energy Co., Class H	1,233,000	1,675,872
China Communications Construction Co., Ltd., Class H	1,677,000	1,598,341
China Communications Services Corp., Ltd., Class H	718,000	438,532
China Construction Bank Corp., Class H	15,773,580	14,766,991
China COSCO Holdings Co., Ltd., Class H(1)	1,125,650	1,151,526
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	551,792
China Everbright International, Ltd.	675,000	328,993
China Everbright, Ltd.	456,000	1,020,583
China Foods, Ltd.	460,000	280,135
China High Speed Transmission Equipment Group Co., Ltd.	310,000	497,474
China International Marine Containers Co., Ltd., Class B	413,812	929,110
China Life Insurance Co., Ltd., Class H	1,640,000	6,139,232
China Longyuan Power Group Corp., Class H(1)	1,303,000	1,401,451
China Mengniu Dairy Co., Ltd.	603,000	1,596,821
China Merchants Bank Co., Ltd., Class H	800,000	2,211,502
China Merchants Holdings (International) Co., Ltd.	824,000	3,480,650
China Merchants Property Development Co., Ltd., Class B	588,654	1,092,840
China Minsheng Banking Corp, Ltd., Class H	720,000	663,729
China Mobile, Ltd.	2,164,400	19,979,567
China National Building Material Co., Ltd., Class H	330,000	1,209,589
China National Materials Co., Ltd., Class H	596,000	535,955
China Oilfield Services, Ltd., Class H	564,000	1,272,271
China Overseas Land & Investment, Ltd.	828,360	1,692,471
China Pacific Insurance (Group) Co., Ltd., Class H	215,600	903,931
China Petroleum & Chemical Corp., Class H	4,906,000	4,904,990
China Railway Construction Corp., Class H	644,000	673,100
China Railway Group, Ltd., Class H	1,290,000	830,628
China Resources Enterprise, Ltd.	532,000	2,164,840
China Resources Land, Ltd.	362,000	677,057
China Resources Power Holdings Co., Ltd.	565,000	1,090,499
China Shenhua Energy Co., Ltd., Class H	804,000	3,789,398
China Shipping Container Lines Co., Ltd., Class H(1)	1,241,000	493,840
China Shipping Development Co., Ltd., Class H	428,000	481,520

Security	Shares	Value
China Southern Airlines Co., Ltd., Class H(1)	876,500	$390,050
China Taiping Insurance Holdings Co., Ltd.(1)	152,800	450,268
China Telecom Corp., Ltd., Class H	6,078,000	3,717,856
China Travel International Investment Hong Kong, Ltd.(1)	1,660,000	347,562
China Unicom, Ltd.	2,036,290	3,395,967
China Vanke Co., Ltd., Class B	1,185,417	1,554,435
China Yurun Food Group, Ltd.	556,000	1,866,984
China Zhongwang Holdings, Ltd.	541,200	257,335
Chongqing Changan Automobile Co., Ltd., Class B	723,024	577,768
Citic Pacific, Ltd.	628,000	1,742,608
CNOOC, Ltd.	4,433,500	11,226,416
Cosco Pacific, Ltd.	642,000	1,211,437
Ctrip.com International, Ltd. ADR(1)	61,900	2,568,231
Datang International Power Generation Co., Ltd., Class H	1,504,000	558,721
Dazhong Transportation Group Co., Ltd., Class B	633,875	473,829
Dongfeng Motor Corp., Class H	1,298,000	2,208,079
Focus Media Holding, Ltd. ADR(1)	55,700	1,708,319
FU JI Food & Catering Services(1)(2)	133,000	0
Golden Eagle Retail Group, Ltd.	327,000	710,037
Great Wall Motor Co., Ltd., Class H	411,250	760,638
Guangdong Investment, Ltd.	954,000	482,259
Guangzhou Automobile Group Co., Ltd., Class H	896,857	1,094,639
Guangzhou R&F Properties Co., Ltd., Class H	242,400	361,540
Hangzhou Steam Turbine Co., Ltd., Class B	273,307	625,075
Hidili Industry International Development, Ltd.	304,000	269,420
Huaneng Power International, Inc., Class H	1,448,000	847,250
Industrial & Commercial Bank of China, Ltd., Class H	11,495,000	9,530,146
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	704,624
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,487,811
Jiangsu Expressway Co., Ltd., Class H	352,000	396,396
Jiangxi Copper Co., Ltd., Class H	432,000	1,441,734
Kingboard Chemical Holdings, Ltd.	224,000	1,179,343
Kunlun Energy Co., Ltd.	574,000	914,191
Lee & Man Paper Manufacturing, Ltd.	431,000	295,046
Lenovo Group, Ltd.	1,700,000	969,418
Li Ning Co., Ltd.	108,000	182,489
Lianhua Supermarket Holdings Ltd., Class H	130,000	521,704
Lonking Holdings, Ltd.	1,070,000	757,590
Maanshan Iron & Steel Co., Ltd., Class H	1,389,000	751,116
Metallurgical Corp. of China, Ltd., Class H(1)	795,000	330,910
Mindray Medical International, Ltd. ADR(1)	31,500	793,800
NetEase.com, Inc. ADR(1)	46,000	2,277,460
New Oriental Education & Technology Group Inc. ADR(1)	14,900	1,491,043
Nine Dragons Paper Holdings, Ltd.	545,000	653,565
Parkson Retail Group, Ltd.	750,500	1,031,017
PetroChina Co., Ltd., Class H	5,962,300	9,115,954
PICC Property & Casualty Co., Ltd., Class H(1)	600,000	725,106
Ping An Insurance (Group) Co. of China, Ltd., Class H	333,000	3,373,618
Qingling Motors Co., Ltd., Class H	1,448,966	462,192
Renhe Commercial Holdings Co., Ltd.	2,626,000	492,850
Semiconductor Manufacturing International Corp.(1)	5,725,000	432,891
Shanda Interactive Entertainment, Ltd. ADR(1)	12,000	503,880
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	256,000	728,747
Shanghai Diesel Engine Co., Ltd., Class B	534,000	536,762
Shanghai Electric Group Co., Ltd., Class H	934,000	469,340
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	373,600
Shanghai Industrial Holdings, Ltd.	175,000	670,408
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	996,501
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	216,185
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	582,592
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	268,100
Shimao Property Holdings, Ltd.	301,000	424,627

Security	Shares	Value
SINA Corp.(1)	25,700	$2,750,928
Sino-Ocean Land Holdings, Ltd.	794,500	494,235
Sinofert Holdings, Ltd.(1)	650,000	280,239
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	767,735
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	1,301,571
Sinopharm Group Co., Ltd., Class H	316,000	1,122,644
Sohu.com, Inc.(1)	10,500	938,280
Sound Global, Ltd.(1)	378,000	215,552
Suntech Power Holdings Co., Ltd. ADR(1)	48,000	473,280
Tencent Holdings, Ltd.	269,400	6,564,160
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,906,300
Travelsky Technology, Ltd., Class H	812,000	793,014
Tsingtao Brewery Co., Ltd., Class H	1,124,000	5,354,348
Want Want China Holdings, Ltd.	2,990,000	2,345,693
Weichai Power Co., Ltd., Class H	114,000	693,378
Wumart Stores, Inc., Class H	244,000	531,451
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	1,001,048
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	1,018,865
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,976,379
Zhejiang Expressway Co., Ltd., Class H	436,000	398,391
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	705,053
Zijin Mining Group Co., Ltd., Class H	1,080,000	864,914
ZTE Corp., Class H	492,180	2,287,325

		$238,943,747

Colombia — 1.4%
Almacenes Exito SA	359,734	$5,247,522
Banco de Bogota	14,000	407,694
Bancolombia SA ADR, PFC Shares	99,700	6,247,202
Cementos Argos SA	284,000	1,648,004
Cia Colombiana de Inversiones SA	566,260	1,573,365
Cia de Cemento Argos SA	341,000	3,425,488
Corporacion Financiera Colombiana SA	17,074	321,318
Ecopetrol SA	1,889,400	3,922,158
Empresa de Telecommunicaciones de Bogota SA(1)	1,807,100	648,876
Grupo Aval Acciones y Valores SA	1,192,000	859,845
Grupo de Inversiones Suramericana	174,400	3,464,703
Grupo Nacional de Chocolates SA	222,900	2,798,905
Interconexion Electrica SA	591,600	4,020,920
ISAGEN SA ESP	857,500	1,108,817
Promigas SA	27,000	454,448
Tableros y Maderas de Caldas	54,336,100	336,788
Textiles Fabricato Tejicondor SA(1)	34,115,900	763,802

		$37,249,855

Croatia — 0.7%
Adris Grupa DD, PFC Shares	41,150	$2,176,534
Atlantic Grupa DD	3,250	499,800
Atlantska Plovidba DD	15,437	2,160,686
Croatia Osiguranje DD(1)	160	189,869
Dalekovod DD(1)	20,940	1,015,872
Ericsson Nikola Tesla	5,610	1,774,165
Hrvatski Telekom DD	152,650	8,679,589
Institut IGH DD(1)	2,210	829,508
Koncar-Elektroindustrija DD(1)	2,370	253,183
Kras DD	1,645	142,134
Petrokemija DD(1)	17,450	497,990
Podravka Prehrambena Industrija DD(1)	21,750	1,360,107
Privredna Banka Zagreb DD	3,310	414,064
Riviera Holding DD(1)	3,830	158,862

		$20,152,363

Security	Shares	Value
Czech Republic — 1.7%
CEZ AS	314,770	$16,099,926
Komercni Banka AS	31,400	7,915,976
Komercni Banka AS GDR	27,154	2,282,916
New World Resources NV, Class A	491,200	7,989,775
Pegas Nonwovens SA	33,000	843,211
Philip Morris CR AS	3,060	1,842,570
Telefonica 02 Czech Republic AS	192,400	4,500,767
Unipetrol AS(1)	322,100	3,237,633

		$44,712,774

Egypt — 1.2%
Alexandria Mineral Oils Co.	49,000	$457,599
Arab Cotton Ginning	1,380,400	864,058
Citadel Capital Co.(1)	237,700	229,797
Commercial International Bank(1)	665,290	3,674,463
Eastern Tobacco	55,400	982,370
Egypt Kuwaiti Holding Co.	838,851	1,154,455
Egyptian Financial & Industrial Co.(1)	137,064	367,116
Egyptian Financial Group-Hermes Holding SAE	375,200	1,386,535
Egyptian for Tourism Resorts(1)	3,501,400	736,257
Egyptian International Pharmaceutical Industrial Co.	44,132	266,045
El Ezz Aldekhela Steel Alexa Co.	4,750	527,887
El Kahera Housing & Development Co. SAE	234,800	200,160
El Sewedy Cables Holding Co.(1)	79,170	528,807
El Watany Bank of Egypt	43,866	187,697
Ezz Steel(1)	523,500	969,127
Ghabbour Auto	83,300	370,975
International Hotel Holdings(1)(2)	11,863	0
Juhayna Food Industries(1)	366,500	360,938
Maridive & Oil Services SAE	445,440	1,509,048
Medinet Nasr for Housing(1)	56,250	216,772
Misr Cement (Qena)	18,251	378,189
MobiNil-Egyptian Co. for Mobil Services	49,078	1,321,935
National Societe General Bank	83,451	529,123
Nile Cotton Ginning Co.(1)	125,000	243,154
Olympic Group Financial Investments	67,971	412,137
Orascom Construction Industries (OCI)	117,901	4,808,546
Orascom Telecom Holding SAE(1)	4,708,210	3,492,016
Oriental Weavers Co.	70,181	371,207
Palm Hills Developments SAE(1)	412,500	194,333
Pioneers Holding	547,300	218,048
Sidi Kerir Petrochemicals Co.	493,500	1,213,179
Six of October Development & Investment Co.(1)	21,701	230,513
South Valley Cement	485,000	406,536
Suez Cement Co.	42,400	284,707
Talaat Moustafa Group(1)	1,118,400	881,690
Telecom Egypt	557,900	1,629,278

		$31,604,697

Estonia — 0.4%
AS Baltika(1)	226,000	$448,257
AS Merko Ehitus	75,000	988,374
AS Nordecon International(1)	223,282	429,864
AS Olympic Entertainment Group(1)	803,899	1,745,611
AS Tallink Group, Ltd.(1)	5,354,470	6,120,309
AS Tallinna Kaubamaja	202,800	1,905,515
AS Tallinna Vesi	35,235	434,684

		$12,072,614

Security	Shares	Value
Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	1,810,900	$263,796
CAL Bank, Ltd.	3,266,254	583,935
Ghana Commercial Bank, Ltd.	1,384,370	2,291,624
HFC Bank Ghana, Ltd.(1)	3,899,473	1,032,802
Produce Buying Co., Ltd.	650,000	107,598
SG-SSB, Ltd.	740,000	340,540
Standard Chartered Bank of Ghana, Ltd.	34,600	1,145,964
Unilever Ghana, Ltd.	249,000	1,074,974

		$6,841,233

Hungary — 1.7%
EGIS Rt.	12,478	$1,326,804
FHB Mortgage Bank Rt.(1)	61,300	326,885
Magyar Telekom Rt.	1,937,834	6,093,642
Magyar Telekom Rt. ADR	37,300	582,999
MOL Hungarian Oil & Gas Rt.(1)	111,345	14,231,691
OTP Bank Rt.(1)	534,800	15,811,937
Richter Gedeon Rt.	41,822	8,696,256

		$47,070,214

India — 6.5%
ABB, Ltd.	23,000	$404,706
ACC, Ltd.	28,800	696,964
Adani Enterprises, Ltd.	109,100	1,624,107
Adani Power, Ltd.(1)	403,400	1,022,751
Aditya Birla Nuvo, Ltd.	14,406	264,709
Allahabad Bank, Ltd.	139,000	723,610
Andhra Bank	192,000	650,255
Apollo Hospitals Enterprise, Ltd.	61,400	653,188
Ashok Leyland, Ltd.	307,463	392,978
Asian Paints, Ltd.	8,000	455,398
Axis Bank, Ltd.	88,800	2,800,925
Bajaj Auto, Ltd.	33,200	1,089,990
Bajaj Auto, Ltd. GDR(4)	14,404	472,624
Bajaj Finserv, Ltd. GDR(4)	7,202	84,657
Bajaj Holdings & Investment, Ltd.	11,100	197,158
Balrampur Chini Mills, Ltd.(1)	332,600	523,143
Bank of India	91,100	969,679
Bharat Electronics, Ltd.	5,000	190,370
Bharat Forge, Ltd.	42,200	327,449
Bharat Heavy Electricals, Ltd.	42,500	1,963,643
Bharat Petroleum Corp., Ltd.	36,000	493,042
Bharti Airtel, Ltd.	1,109,900	8,904,440
Biocon, Ltd.	78,400	605,016
Cairn India, Ltd.(1)	141,400	1,112,577
Canara Bank, Ltd.	55,300	774,918
Century Textiles & Industries, Ltd.	50,000	398,022
Cipla, Ltd.	207,400	1,509,662
Coal India, Ltd.	202,600	1,569,645
Colgate-Palmolive (India), Ltd.	23,100	423,720
Container Corp. of India, Ltd.	20,800	555,926
Corporation Bank	17,000	240,413
Crompton Greaves, Ltd.	67,900	418,003
Cummins India, Ltd.	23,000	363,816
Dabur India, Ltd.	278,000	601,064
Divi’s Laboratories, Ltd.	14,000	211,560
Dr. Reddy’s Laboratories, Ltd.	24,300	901,118
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	999,640
Educomp Solutions, Ltd.	38,500	362,514
Essar Oil, Ltd.(1)	178,500	500,621
GAIL (India), Ltd.	174,650	1,798,423

Security	Shares	Value
GAIL (India), Ltd. GDR(4)	25,050	$1,585,665
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	361,335
Glenmark Pharmaceuticals, Ltd.	114,000	722,450
GMR Infrastructure(1)	1,192,200	1,078,088
Grasim Industries, Ltd. GDR(4)	13,300	732,003
Great Eastern Shipping Co., Ltd. (The)	56,700	333,873
GTL, Ltd.	34,000	315,964
Gujarat Ambuja Cements, Ltd.	159,800	524,918
HCL Technologies, Ltd.	49,700	535,393
HDFC Bank, Ltd.	72,900	3,842,811
HDFC Bank, Ltd. ADR	7,700	1,308,538
Hero Honda Motors, Ltd.	51,542	1,849,897
Hindalco Industries, Ltd.	256,210	1,203,334
Hindustan Construction, Ltd.	431,600	352,056
Hindustan Petroleum Corp., Ltd.	42,500	339,086
Hindustan Unilever, Ltd.	588,309	3,758,476
Hindustan Zinc, Ltd.	199,000	609,506
Housing Development & Infrastructure, Ltd.(1)	254,301	1,021,041
Housing Development Finance Corp., Ltd.	445,000	6,968,669
I-Flex Solutions, Ltd.(1)	4,000	179,317
ICICI Bank, Ltd.	135,100	3,368,207
ICICI Bank, Ltd. ADR	50,200	2,501,466
IDBI Bank, Ltd.	219,000	699,607
Idea Cellular, Ltd.(1)	1,065,701	1,619,043
Indiabulls Real Estate, Ltd.(1)	304,000	859,011
Indian Hotels Co., Ltd.	173,820	331,853
Indian Oil Corp., Ltd.	176,300	1,313,701
Infosys Technologies, Ltd.	174,151	12,640,638
Infrastructure Development Finance Co., Ltd.	492,900	1,706,949
ITC, Ltd.	1,223,800	5,014,788
Jain Irrigation Systems, Ltd.	63,500	254,681
Jaiprakash Associates, Ltd.	448,250	940,039
Jammu & Kashmir Bank, Ltd.	12,000	234,884
Jindal Steel & Power, Ltd.	131,700	2,057,246
JSW Energy, Ltd.	476,477	764,395
JSW Steel, Ltd.	30,700	633,323
Kotak Mahindra Bank, Ltd.	154,400	1,586,374
Lanco Infratech, Ltd.(1)	599,000	533,967
Larsen & Toubro, Ltd.	38,200	1,421,232
Larsen & Toubro, Ltd. GDR(4)	48,000	1,783,039
LIC Housing Finance, Ltd.	150,000	756,441
Lupin, Ltd.	71,500	671,351
Mahindra & Mahindra, Ltd.	167,400	2,623,157
Maruti Suzuki India, Ltd.	50,500	1,432,315
Motor Industries Co., Ltd.	3,900	584,191
Mphasis, Ltd.	53,500	498,499
Mundra Port & Special Economic Zone, Ltd.	475,400	1,454,817
National Aluminium Co., Ltd.	96,000	206,531
Nestle India, Ltd.	12,100	996,318
Neyveli Lignite Corp., Ltd.	78,000	183,590
NHPC, Ltd.	2,174,100	1,238,459
Nicholas Piramal India, Ltd.	41,782	390,074
NTPC, Ltd.	1,000,700	4,325,994
Oil & Natural Gas Corp., Ltd.	592,400	3,852,834
Patni Computer Systems, Ltd.	37,000	394,352
Petronet LNG, Ltd.	94,000	255,109
Power Grid Corporation of India, Ltd.	916,500	2,075,885
Punjab National Bank, Ltd.	13,000	355,091
Ranbaxy Laboratories, Ltd.(1)	26,000	259,921
Ranbaxy Laboratories, Ltd. GDR(1)(4)	70,500	714,870
Reliance Capital, Ltd.	82,700	1,086,851
Reliance Industries, Ltd.	447,512	10,562,620

Security	Shares	Value
Reliance Industries, Ltd. GDR(5)	42,816	$2,031,376
Reliance Infrastructure, Ltd.	89,700	1,415,251
Reliance Infrastructure, Ltd. GDR	5,900	254,290
Reliance Power, Ltd.(1)	446,200	1,314,359
Satyam Computer Services, Ltd.(1)	220,900	324,114
Sesa Goa, Ltd.	143,000	936,134
Siemens India, Ltd.	37,200	735,742
State Bank of India	17,700	1,096,060
State Bank of India GDR	25,100	3,237,900
Steel Authority of India, Ltd.	241,000	917,775
Sterlite Industries (India), Ltd.	293,200	1,142,063
Sun Pharmaceuticals Industries, Ltd.	222,000	2,182,861
Tata Chemicals, Ltd.	58,600	449,645
Tata Communications, Ltd.(1)	47,000	253,813
Tata Consultancy Services, Ltd.	163,380	4,330,695
Tata Motors, Ltd.	47,700	1,331,578
Tata Motors, Ltd. ADR	19,800	550,242
Tata Power Co., Ltd.	88,600	2,641,793
Tata Steel, Ltd.	81,000	1,130,140
Tata Tea, Ltd.	156,000	344,129
Titan Industries, Ltd.	12,400	1,061,579
Torrent Power, Ltd.	65,000	366,119
UltraTech Cement, Ltd.	14,600	368,305
United Phosphorus, Ltd.	112,000	379,009
United Spirits, Ltd.	47,500	1,129,348
Voltas, Ltd.	86,500	355,370
Wipro, Ltd.	152,666	1,629,704
Wipro, Ltd. ADR	21,833	319,853
Zee Entertainment Enterprises, Ltd.	413,300	1,141,328

		$174,429,152

Indonesia — 3.3%
Adaro Energy PT	3,850,000	$970,258
Aneka Tambang Tbk PT	8,587,500	2,263,097
Astra Argo Lestari Tbk PT	319,000	830,318
Astra International Tbk PT	1,469,000	9,607,769
Bakrie Sumatera Plantations Tbk PT	10,258,500	423,559
Bakrieland Development Tbk PT	28,008,000	449,827
Bank Central Asia Tbk PT	8,850,500	7,052,821
Bank Danamon Indonesia Tbk PT	2,391,681	1,796,114
Bank Mandiri Tbk PT	5,487,000	4,282,750
Bank Negara Indonesia Persero Tbk PT	2,149,000	980,224
Bank Pan Indonesia Tbk PT(1)	3,525,272	469,122
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT(1)	3,752,000	546,690
Bank Rakyat Indonesia PT	8,580,000	5,658,258
Barito Pacific Tbk PT(1)	5,662,500	624,126
Bumi Resources Tbk PT	14,544,000	5,581,273
Charoen Pokphand Indonesia Tbk PT	5,000,000	1,161,963
Delta Dunia Makmur Tbk PT(1)	2,681,500	344,345
Gudang Garam Tbk PT	420,000	2,017,196
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	649,397
Indo Tambangraya Megah Tbk PT	90,000	477,426
Indocement Tunggal Prakarsa Tbk PT	1,149,500	2,157,625
Indofood CBP Sukses Makmur Tbk PT(1)	770,000	468,688
Indofood Sukses Makmur Tbk PT	3,225,500	1,998,800
Indosat Tbk PT	2,085,500	1,269,581
International Nickel Indonesia Tbk PT	2,462,000	1,347,185
Jasa Marga Tbk PT	3,247,500	1,267,213
Kalbe Farma Tbk PT	3,420,000	1,333,889
Lippo Karawaci Tbk PT	11,794,000	826,248
Matahari Putra Prima Tbk PT	1,600,000	262,971
Medco Energi Internasional Tbk PT	1,397,000	460,410

Security	Shares	Value
Perusahaan Gas Negara PT	12,555,000	$5,616,648
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,270,000	592,590
Ramayana Lestari Sentosa Tbk PT	4,100,000	357,738
Semen Gresik (Persero) Tbk PT	2,655,000	2,772,638
Tambang Batubara Bukit Asam Tbk PT	948,000	2,283,509
Telekomunikasi Indonesia Tbk PT	11,443,160	9,632,975
Unilever Indonesia Tbk PT	969,700	1,702,574
United Tractors Tbk PT	3,099,500	7,715,634
XL Axiata Tbk PT(1)	450,000	281,762

		$88,535,211

Jordan — 0.7%
Arab Bank PLC	625,575	$7,937,223
Arab Potash Co. PLC	54,500	2,957,484
Bank of Jordan	185,950	745,585
Capital Bank of Jordan(1)	500,415	1,023,200
Jordan Ahli Bank	69,300	186,808
Jordan Petroleum Refinery	110,800	738,287
Jordan Phosphate Mines	39,200	772,880
Jordan Steel	203,000	619,342
Jordan Telecom Corp.	127,900	1,028,904
Jordanian Electric Power Co.	243,901	1,266,770
Royal Jordanian Airlines Co. (The)(1)	209,700	434,691
Taameer Jordan Holdings PSC(1)	1,153,700	589,677
Union Land Development(1)	156,800	331,945
United Arab Investors(1)	1,294,200	566,991

		$19,199,787

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.	290,000	$4,352,560
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	356,000	3,586,443
Kazakhmys PLC	238,000	5,315,178
KazMunaiGas Exploration Production GDR	214,826	4,829,361

		$18,083,542

Kenya — 0.7%
Athi River Mining, Ltd.	561,200	$1,150,139
Bamburi Cement Co., Ltd.	366,541	751,199
Barclays Bank of Kenya, Ltd.	1,664,880	1,137,013
Co-operative Bank of Kenya, Ltd. (The)	2,149,300	428,823
East African Breweries, Ltd.	1,812,440	3,998,511
Equity Bank, Ltd.	4,992,400	1,519,688
ICDC Investment Co.(1)	888,800	230,370
KenolKobil, Ltd.	2,380,000	275,443
Kenya Airways, Ltd.	1,598,400	626,257
Kenya Commercial Bank, Ltd.	9,436,560	2,701,848
Kenya Electricity Generating Co., Ltd.	1,449,600	253,396
Kenya Power & Lighting, Ltd.	3,441,572	871,284
Mumias Sugar Co., Ltd.	3,556,814	306,547
Nation Media Group, Ltd.	302,980	639,198
NIC Bank, Ltd.	640,854	357,318
Safaricom, Ltd.	49,800,700	2,311,425
Standard Chartered Bank Kenya, Ltd.	309,721	978,330

		$18,536,789

Kuwait — 1.5%
Abyaar Real Estate Development(1)	1,440,000	$171,436
Agility DGS	620,000	837,385
Ahli United Bank	199,500	517,342
Al Ahli Bank of Kuwait KSC	78,750	174,246
Al Safat Investment Co.(1)	1,140,000	245,972
Al Safwa Group Co.(1)	2,320,000	145,759
Al-Mazaya Holding Co.(1)	520,000	179,795

Security	Shares	Value
Al-Qurain Petrochemicals Co.(1)	1,460,000	$914,297
Boubyan Bank KSC(1)	607,500	1,222,411
Boubyan Petrochemicals Co.	1,875,000	3,376,553
Burgan Bank SAK(1)	661,280	1,131,309
Combined Group Contracting Co.	98,500	716,622
Commercial Bank of Kuwait SAK	240,000	812,534
Commercial Real Estate Co. KSCC(1)	1,009,266	272,725
Gulf Bank(1)	1,030,000	1,891,950
Gulf Cable & Electrical Industries	110,000	618,044
Hits Telecom Holding KSC(1)	1,320,000	232,860
Investment Dar Co. (The)(1)(2)	125,000	31,965
Kuwait Finance House KSC	1,084,341	4,139,750
Kuwait Foods Co. (Americana)	185,000	981,815
Kuwait International Bank(1)	818,000	913,308
Kuwait Pipes Industries & Oil Services Co.(1)	360,000	221,891
Kuwait Portland Cement Co.	175,000	1,008,464
Kuwait Projects Co. Holdings KSC	385,875	493,375
Kuwait Real Estate Co.(1)	840,000	151,019
Mabanee Co. SAKC(1)	517,000	1,266,199
Mena Holding Group(1)	30,000	3,512
Mobile Telecommunications Co.	1,980,000	9,413,290
National Bank of Kuwait SAK	1,508,222	6,204,314
National Industries Group Holding(1)	2,077,500	1,903,503
National Investment Co.(1)	365,000	360,292
National Mobile Telecommunication Co. KSC	60,000	380,335
National Real Estate Co.(1)	569,800	213,431
Sultan Center Food Products Co.(1)	580,000	263,209

		$41,410,912

Latvia — 0.0%(3)
Grindeks(1)	12,000	$157,260
Latvian Shipping Co.(1)	96,000	82,478

		$239,738

Lebanon — 0.3%
Banque Audi sal-Audi Saradar Group	219,110	$1,599,503
Byblos Bank	665,210	1,257,247
Solidere	231,250	4,218,000

		$7,074,750

Lithuania — 0.2%
Apranga PVA(1)	363,680	$1,001,782
Bankas Snoras(1)	2,505,608	1,291,952
Invalda PVA(1)	70,800	192,813
Klaipedos Nafta PVA	1,576,663	1,121,511
Lesto AB(1)	100,536	139,345
Lietuvos Dujos	200,000	225,566
Lietuvos Energija	18,220	14,132
LITGRID Turtas AB(1)	18,780	14,106
Panevezio Statybos Trestas	323,592	861,203
Pieno Zvaigzdes	94,000	199,995
Rokiskio Suris	177,000	437,723
Sanitas(1)	17,500	127,844
Siauliu Bankas(1)	441,032	204,385

		$5,832,357

Malaysia — 3.0%
Aeon Co. (M) Bhd	184,200	$361,862
Affin Holdings Bhd	236,000	272,572
Airasia Bhd(1)	851,000	754,639
Alliance Financial Group Bhd	330,800	346,113
AMMB Holdings Bhd	615,900	1,318,944
Axiata Group Bhd(1)	1,505,175	2,379,736

Security	Shares	Value
Batu Kawan Bhd	100,300	$504,663
Berjaya Corp. Bhd	2,498,100	939,177
Berjaya Sports Toto Bhd	445,097	625,524
Boustead Holdings Bhd	375,000	725,346
British American Tobacco Malaysia Bhd	73,000	1,157,899
Bursa Malaysia Bhd	224,600	617,617
CIMB Group Holdings Bhd	1,417,266	3,834,464
Dialog Group Bhd	1,556,164	1,191,143
Digi.com Bhd	133,400	1,260,424
EON Capital Bhd(1)	111,000	256,659
Gamuda Bhd	1,965,800	2,504,986
Genting Bhd	1,174,900	4,279,258
Genting Plantations Bhd	261,000	688,603
Hong Leong Bank Bhd	252,400	821,247
Hong Leong Financial Group Bhd	61,500	182,695
IGB Corp. Bhd	315,120	224,892
IJM Corp. Bhd	1,007,020	2,130,412
IOI Corp. Bhd	1,671,268	3,175,963
Kencana Petroleum Bhd	1,456,000	1,259,352
Kinsteel Bhd	1,475,000	428,472
KLCC Property Holdings Bhd	250,000	275,978
KNM Group Bhd	973,075	887,382
Kuala Lumpur Kepong Bhd	227,650	1,592,495
Kulim (Malaysia) Bhd	792,800	872,139
Lafarge Malayan Cement Bhd	468,660	1,143,643
Landmarks Bhd	576,800	289,273
Lion Industries Corp. Bhd	436,600	259,193
Malayan Banking Bhd	1,152,486	3,407,676
Malaysia Airports Holdings Bhd	200,000	401,486
Malaysian Airline System Bhd(1)	683,133	414,673
Malaysian Bulk Carriers Bhd	205,000	188,127
Malaysian Resources Corp. Bhd	1,188,000	862,500
Maxis Bhd	1,245,600	2,211,558
Media Prima Bhd	567,300	482,074
MISC Bhd	638,440	1,658,702
MMC Corp. Bhd	662,000	605,506
Muhibbah Engineering (M) Bhd	639,400	341,715
Multi-Purpose Holdings Bhd	430,540	380,717
Parkson Holdings Bhd	570,622	1,072,720
Petronas Chemicals Group Bhd(1)	691,500	1,652,979
Petronas Dagangan Bhd	374,700	2,041,167
Petronas Gas Bhd	135,300	511,005
PLUS Expressways Bhd	700,900	1,036,454
PPB Group Bhd	300,400	1,687,369
Proton Holdings Bhd	222,800	260,240
Public Bank Bhd	702,398	3,047,193
Resorts World Bhd	1,613,100	1,957,920
RHB Capital Bhd	260,500	737,138
SapuraCrest Petroleum Bhd	650,000	806,419
Shell Refining Co. Bhd	201,100	717,088
Sime Darby Bhd	2,280,809	6,946,056
Sino Hua-An International Bhd(1)	2,699,600	316,203
SP Setia Bhd	380,100	790,839
Sunway Holdings Bhd	508,900	382,832
Sunway Real Estate Investment Trust	1,028,200	359,849
Supermax Corp. Bhd	250,000	355,468
Ta Ann Holdings Bhd	164,736	363,330
Tan Chong Motor Holdings Bhd	219,000	351,274
Telekom Malaysia Bhd	845,000	1,127,301
Tenaga Nasional Bhd	1,057,531	2,180,613
Top Glove Corp. Bhd	210,000	372,899
UMW Holdings Bhd	239,000	581,030

Security	Shares	Value
Unisem (M) Bhd	799,500	$503,146
Wah Seong Corp. Bhd	682,750	475,250
WCT Bhd	699,500	701,965
YTL Corp. Bhd	389,891	957,625
YTL Power International Bhd	1,521,299	1,156,437

		$81,967,308

Mauritius — 0.8%
Ireland Blyth, Ltd.	64,209	$169,566
Mauritius Commercial Bank	1,535,695	9,148,711
Naiade Resorts, Ltd.(1)	219,280	194,572
New Mauritius Hotels, Ltd.	1,267,600	4,736,104
Rogers & Co., Ltd.	48,555	516,324
State Bank of Mauritius, Ltd.	1,389,749	4,605,002
Sun Resorts, Ltd.	656,202	1,305,756
United Basalt Products, Ltd.	102,150	460,394

		$21,136,429

Mexico — 6.3%
Alfa SA de CV, Series A(1)	571,272	$7,395,421
America Movil SAB de CV, Series L	11,891,461	34,581,308
Bolsa Mexicana de Valores SA de CV	240,000	505,244
Carso Infraestructura y Construccion SA(1)	830,000	530,331
Cemex SAB de CV, Series CPO(1)	10,896,318	9,747,136
Coca-Cola Femsa SA de CV, Series L	102,000	786,281
Compartamos SAB de CV(1)	2,460,800	4,433,576
Consorcio ARA SA de CV	562,100	345,451
Controladora Comercial Mexicana SA de CV(1)	352,600	576,577
Corporacion GEO SA de CV, Series B(1)	316,700	888,239
Desarrolladora Homex SAB de CV(1)	149,900	683,561
Embotelladoras Arca SAB de CV	100,000	580,018
Empresas ICA SAB de CV(1)	1,151,300	2,619,220
Fomento Economico Mexicano SA de CV, Series UBD	1,540,500	9,049,156
Genomma Lab Internacional SA de CV(1)	438,500	991,694
Grupo Aeroportuario del Pacifico SA de CV, Class B	125,800	537,702
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	1,057,554
Grupo Bimbo SA de CV, Series A	420,627	3,566,389
Grupo Carso SA de CV, Series A1	927,400	3,057,170
Grupo Comercial Chedraui SA de CV(1)	132,800	428,731
Grupo Elektra SA de CV	49,226	2,127,224
Grupo Financiero Banorte SA de CV, Class O	3,433,000	16,162,832
Grupo Financiero Inbursa SA de CV, Class O	2,016,408	9,284,891
Grupo Iusacell SA de CV(1)(2)	142,465	0
Grupo Mexico SAB de CV, Series B	3,973,061	14,897,580
Grupo Modelo SA de CV, Series C	447,600	2,690,616
Grupo Televisa SA, Series CPO(1)	1,105,518	5,440,943
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	2,005,315
Industrias CH SA, Series B(1)	158,452	652,487
Industrias Penoles SA de CV	127,829	4,702,326
Inmuebles Carso SAB de CV(1)	927,400	1,018,277
Kimberly-Clark de Mexico SA de CV	395,170	2,458,174
Mexichem SA de CV	1,191,673	4,478,373
Minera Frisco SAB de CV(1)	927,400	4,063,751
Organizacion Soriana SAB de CV, Class B	166,700	588,627
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	879,006
Telefonos de Mexico SA de CV, Series L	3,656,760	3,357,181
TV Azteca SAB de CV, Series CPO	1,018,565	709,903
Urbi Desarrollos Urbanos SA de CV(1)	427,700	994,237
Wal-Mart de Mexico SAB de CV, Series V	3,765,364	11,301,363

		$170,173,865

Security	Shares	Value
Morocco — 1.4%
Alliances Developpement Immobilier SA	2,900	$251,235
Attijariwafa Bank	141,700	6,920,743
Banque Centrale Populaire	48,600	2,428,581
Banque Marocaine du Commerce Exterieur (BMCE)	139,800	4,037,089
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	1,022,584
Centrale Laitiere	4,200	728,854
Ciments du Maroc	9,810	1,367,179
Compagnie Generale Immobiliere	4,000	750,818
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	404,900
Credit Immobilier et Hotelier	17,500	663,557
Delta Holding SA	30,000	315,042
Douja Promotion Groupe Addoha SA	249,100	3,247,981
Holcim Maroc SA	5,282	1,661,930
Label Vie	2,500	380,588
Lafarge Ciments	8,200	1,800,682
Managem(1)	12,400	1,229,935
Maroc Telecom	453,541	8,823,511
Samir(1)	9,447	679,645
Societe des Brasseries du Maroc	1,829	482,473
SONASID (Societe Nationale de Siderurgie)	5,872	1,186,985
Wafa Assurance	600	222,383

		$38,606,695

Nigeria — 0.7%
Access Bank PLC	12,394,470	$640,101
African Petroleum PLC(1)	1,797,328	266,413
Ashaka Cement PLC(1)	2,905,875	427,544
Cadbury Nigeria PLC(1)	1,333,333	198,839
Dangote Cement PLC	467,759	358,947
Dangote Sugar Refinery PLC	7,275,654	586,368
Diamond Bank PLC(1)	12,642,700	493,970
Ecobank Transnational, Inc.	5,323,600	552,611
First Bank of Nigeria PLC	22,404,910	2,010,808
First City Monument Bank PLC	12,831,301	567,522
Flour Mills of Nigeria PLC	726,008	386,409
Guaranty Trust Bank PLC	16,794,800	2,163,508
Guiness Nigeria PLC	418,750	500,151
Lafarge Cement WAPCO Nigeria PLC	1,987,100	500,939
Nestle Foods Nigeria PLC	100,000	264,346
Nigerian Breweries PLC	3,376,900	1,693,893
Oando PLC	2,896,099	1,176,365
Oceanic Bank International PLC(1)	17,943,850	219,815
PZ Cussons Nigeria PLC	2,770,832	533,487
Skye Bank PLC	10,043,800	555,615
UAC of Nigeria PLC	3,101,250	660,040
Unilever Nigeria PLC	3,750,000	593,327
Union Bank of Nigeria PLC(1)	15,659,632	340,251
United Bank for Africa PLC	18,829,206	922,643
Zenith Bank, Ltd.	21,792,637	2,201,745

		$18,815,657

Oman — 0.6%
Bank Dhofar SAOG	725,634	$1,196,825
Bank Muscat SAOG	1,871,840	3,340,141
Bank Sohar	2,501,900	991,324
Dhofar International Development & Investment Holding Co.(1)	256,825	379,567
Galfar Engineering & Contracting SAOG	930,340	1,075,420
National Bank of Oman, Ltd.	845,230	702,529
Oman Cables Industry SAOG	112,400	306,545
Oman Cement Co. SAOG	252,000	373,091
Oman Flour Mills Co., Ltd. SAOG	543,700	812,020

Security	Shares	Value
Oman International Bank SAOG	1,348,780	$956,408
Oman Telecommunications Co.	1,262,260	3,606,457
Ominvest	299,113	343,397
Raysut Cement Co. SAOG	266,710	753,784
Renaissance Holdings Co.	885,140	2,264,579
Shell Oman Marketing Co.	66,100	403,763

		$17,505,850

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	235,620	$206,374
Arif Habib Securities, Ltd.(1)	631,600	186,942
Attock Petroleum, Ltd.	99,000	426,387
Bank Alfalah, Ltd.	1,396,394	161,714
D.G. Khan Cement Co., Ltd.(1)	850,320	255,693
Engro Corp., Ltd.	612,336	1,479,214
Fauji Fertilizer Bin Qasim, Ltd.	841,000	406,547
Fauji Fertilizer Co., Ltd.	788,243	1,270,493
Habib Bank, Ltd.	199,650	261,910
Hub Power Co., Ltd.	4,246,500	1,864,159
ICI Pakistan, Ltd.	167,800	324,695
Indus Motor Co., Ltd.	112,000	275,803
Jahangir Siddiqui & Co., Ltd.(1)	1,947,364	194,078
Kot Addu Power Co., Ltd.	392,500	189,126
Lucky Cement, Ltd.	515,900	408,975
Muslim Commercial Bank, Ltd.	1,355,153	3,291,086
National Bank of Pakistan	1,522,946	1,017,378
Nishat Mills, Ltd.	1,529,980	1,156,819
Oil & Gas Development Co., Ltd.	1,601,500	2,539,334
Pakistan Oil Fields, Ltd.	200,200	762,682
Pakistan Petroleum, Ltd.	738,120	1,824,557
Pakistan State Oil Co., Ltd.	204,800	666,948
Pakistan Telecommunication Co., Ltd.	3,237,500	644,467
United Bank, Ltd.	1,302,825	938,854

		$20,754,235

Peru — 1.5%
Alicorp SA	1,477,273	$2,843,441
Cia de Minas Buenaventura SA	82,880	3,369,262
Cia de Minas Buenaventura SA ADR	118,976	5,112,399
Cia Minera Milpo SA	730,200	1,782,880
Credicorp, Ltd. ADR	88,300	9,265,319
Edegel SA	2,023,411	1,298,214
Ferreyros SA	482,550	653,605
Grana y Montero SA	540,092	1,195,499
Luz del Sur SAA	83,400	202,146
Minsur SA	1,124,273	1,683,103
Sociedad Minera Cerro Verde SA	47,600	2,156,280
Sociedad Minera el Brocal SA	32,370	605,748
Southern Copper Corp.	192,494	7,751,733
Volcan Cia Minera SA, Class B	1,098,656	1,546,851

		$39,466,480

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	12,558,000	$11,884,254
Aboitiz Power Corp.	2,050,000	1,417,548
ABS-CBN Holdings Corp. PDR	236,200	251,339
Alliance Global Group, Inc.	6,821,000	1,873,646
Ayala Corp.	176,532	1,564,506
Ayala Land, Inc.	5,663,008	2,018,561
Banco De Oro	873,000	1,044,241
Bank of the Philippine Islands	1,532,721	2,021,587
Filinvest Land, Inc.	16,105,546	427,247

Security	Shares	Value
First Gen Corp.(1)	1,129,760	$332,342
First Philippine Holdings Corp.	274,000	362,326
Globe Telecom, Inc.	17,000	348,714
Holcim Philippines, Inc.	2,124,000	551,156
International Container Terminal Services, Inc.	887,100	852,080
JG Summit Holding, Inc.	2,893,700	1,631,017
Jollibee Foods Corp.	467,000	938,172
Lopez Holdings Corp.(1)	11,450,000	1,432,169
Manila Electric Co.	465,214	2,764,524
Manila Water Co.	481,700	201,834
Megaworld Corp.	10,700,000	520,494
Metropolitan Bank & Trust Co.(1)	747,479	1,106,851
Philex Mining Corp.	1,875,000	647,049
Philippine Long Distance Telephone Co.	66,260	3,533,054
PNOC Energy Development Corp.	6,776,250	937,987
Robinsons Land Corp.	860,000	228,663
SM Investments Corp.	111,232	1,329,588
SM Prime Holdings, Inc.	4,912,040	1,267,792
Universal Robina Corp.	1,148,700	894,621
Vista Land & Lifescapes, Inc.	9,352,000	601,586

		$42,984,948

Poland — 3.0%
Agora SA	69,000	$635,788
AmRest Holdings SE(1)	16,908	453,722
Asseco Poland SA	163,670	3,106,980
Bank Handlowy w Warszawie SA	24,785	882,090
Bank Millennium SA(1)	697,490	1,432,963
Bank Pekao SA	96,585	5,779,926
Bioton SA(1)	19,451,400	1,164,508
BRE Bank SA(1)	24,950	3,018,505
Budimex SA	43,576	1,572,947
Cersanit SA(1)	170,700	714,824
Cinema City International NV(1)	19,500	260,952
Cyfrowy Polsat SA	374,380	2,087,067
Echo Investment SA(1)	240,000	414,026
Eurocash SA	101,303	1,114,879
Getin Holding SA(1)	218,933	1,093,224
Globe Trade Centre SA(1)	76,488	573,204
Grupa Lotos SA(1)	176,940	2,752,947
KGHM Polska Miedz SA	152,118	9,649,039
KOPEX SA(1)	57,700	432,039
LC Corp. SA(1)	608,300	332,743
LPP SA	1,462	1,060,614
Mostostal-Warszawa SA	10,400	167,359
Netia SA(1)	487,600	900,707
NG2 SA	12,000	251,485
Orbis SA(1)	60,680	851,602
PBG SA	20,056	1,325,449
Polimex-Mostostal SA	1,237,576	1,532,454
Polish Oil & Gas	1,159,466	1,537,139
Polnord SA	19,500	212,906
Polska Grupa Energetyczna SA	591,600	4,771,645
Polski Koncern Naftowy Orlen SA(1)	284,795	5,280,746
Powszechna Kasa Oszczednosci Bank Polski SA(1)	584,282	8,987,765
Powszechny Zaklad Ubezpieczen SA	27,500	3,446,624
Tauron Polska Energia SA(1)	296,000	653,288
Telekomunikacja Polska SA	981,945	6,076,601
Telekomunikacja Polska SA GDR	169,000	1,047,479

Security	Shares	Value
Telekomunikacja Polska SA GDR(5)	76,100	$471,675
TVN SA	679,266	4,336,517

		$80,384,428

Qatar — 1.6%
Barwa Real Estate Co.(1)	126,643	$1,245,368
Commercial Bank of Qatar	72,232	1,527,053
Doha Bank, Ltd.	63,819	1,028,489
First Finance Co.(2)	98,957	538,090
Gulf International Services QSC	185,800	1,368,791
Industries Qatar	284,707	10,720,867
Masraf Al Rayan(1)	507,800	3,107,651
Qatar Electricity & Water Co.	60,800	2,297,259
Qatar Fuel	13,200	780,540
Qatar Gas Transport Co., Ltd. (NAKILAT)	486,556	2,455,712
Qatar Insurance Co.	24,508	540,888
Qatar International Islamic Bank	32,210	397,471
Qatar Islamic Bank	63,415	1,414,280
Qatar National Bank	176,638	6,654,206
Qatar National Cement Co.	12,559	353,597
Qatar National Navigation(1)	93,351	2,210,171
Qatar Telecom QSC	91,278	3,401,649
United Development Co.(1)	110,370	679,758
Vodafone Qatar(1)	563,400	1,192,882

		$41,914,722

Romania — 0.9%
Antibiotice SA	1,311,385	$270,429
Banca Transilvania(1)	10,445,426	5,332,690
Biofarm Bucuresti(1)	8,097,100	580,194
BRD-Group Societe Generale	2,316,900	11,875,661
OMV Petrom SA(1)	39,759,206	5,851,174
Transelectrica SA	101,000	686,688
TRANSGAZ SA Medias	5,376	501,724

		$25,098,560

Russia — 7.0%
Aeroflot-Russian Airlines	749,030	$1,926,946
AvtoVAZ(1)	2,100,000	2,207,394
Comstar United Telesystems GDR(1)	202,327	1,407,184
CTC Media, Inc.	140,500	3,311,585
Evraz Group SA GDR(1)(4)	35,750	1,419,934
Federal Grid Co. Unified Energy System JSC(1)	37,815,100	542,458
Federal Hydrogenerating Co.(1)	549,606	27,670
Federal Hydrogenerating Co. ADR(1)	91,259,220	4,739,913
Gazprom Neft	77,000	403,524
IDGC Holding JSC(1)	2,300,000	389,365
Irkutskenergo ADR	13,500	472,500
JSC Scientific Production Corp. Irkut ADR	18,333	193,518
LUKOIL OAO ADR	157,500	11,262,797
Magnitogorsk Iron & Steel Works GDR(4)	58,800	859,231
Mechel ADR	103,700	3,192,923
MMC Norilsk Nickel ADR	329,400	8,715,911
Mobile TeleSystems	1,268,800	11,557,183
Mobile TeleSystems ADR	101,500	2,154,845
Mosenergo	7,630,462	792,141
NovaTek OAO GDR(4)	61,800	8,580,235
Novolipetsk Steel GDR(4)	35,000	1,537,531
OAO Gazprom ADR	1,096,400	35,491,319
OAO Inter Rao Ues(1)	334,270,138	489,269
OAO TMK GDR(1)(4)	10,400	218,981
PIK Group GDR(1)	100,000	446,254

Security	Shares	Value
Polymetal GDR(1)	48,800	$922,320
Rosneft Oil Co. GDR(1)(4)	796,600	7,273,608
Rostelecom ADR	63,133	2,325,188
Sberbank of Russia GDR(4)	8,042	3,337,430
Sberbank of Russian Federation	6,569,380	24,629,098
Sberbank of Russian Federation, PFC Shares	862,200	2,214,634
Sistema JSFC GDR(4)	14,500	422,093
Surgutneftegas OJSC ADR	698,200	7,579,061
Surgutneftegas OJSC ADR, PFC Shares	245,000	1,467,550
Tatneft ADR	167,432	7,400,951
TGK-2(1)	47,290,823	12,816
TMK OAO(1)	4,106	21,426
Transneft	200	297,773
Uralkali	329,500	2,724,934
Uralkali GDR(4)	18,000	748,047
Vimpel-Communications ADR	328,130	4,633,196
VTB Bank OJSC GDR(4)	1,317,874	9,218,762
Wimm-Bill-Dann Foods OJSC ADR(1)	198,000	6,627,060
X5 Retail Group NV GDR(1)(4)	123,700	5,197,197

		$189,393,755

Slovenia — 0.8%
Gorenje DD(1)	80,554	$1,369,933
KRKA DD	103,282	8,782,271
Luka Koper(1)	34,436	682,564
Mercator Poslovni Sistem	7,524	1,865,211
Nova Kreditna Banka Maribor(1)	156,914	2,261,615
Petrol	4,172	1,498,833
Sava DD	2,986	254,752
Telekom Slovenije DD	19,971	2,292,534
Zavarovalnica Triglav DD(1)	57,322	1,418,768

		$20,426,481

South Africa — 5.9%
ABSA Group, Ltd.	120,173	$2,421,368
Adcock Ingram Holdings, Ltd.	72,016	591,287
AECI, Ltd.	48,300	593,308
African Bank Investments, Ltd.	344,515	1,927,206
African Oxygen, Ltd. (AFROX)	143,280	381,233
African Rainbow Minerals, Ltd.	44,100	1,452,448
Anglo Platinum, Ltd.	20,700	2,127,886
AngloGold Ashanti, Ltd.	111,934	5,364,032
AngloGold Ashanti, Ltd. ADR	25,699	1,232,267
Arcelormittal South Africa, Ltd.	69,201	919,164
Aspen Pharmacare Holdings, Ltd.(1)	195,268	2,278,084
Astral Foods, Ltd.	26,100	476,475
Aveng, Ltd.	419,996	2,212,086
AVI, Ltd.	228,000	1,010,750
Barloworld, Ltd.	231,700	2,559,441
Bidvest Group, Ltd.	316,503	6,955,926
Capital Property Fund	592,025	695,728
Clicks Group, Ltd.	218,200	1,370,454
DataTec, Ltd.	285,500	1,565,364
Discovery Holdings, Ltd.	160,754	905,593
FirstRand, Ltd.	1,382,585	4,104,776
Foschini, Ltd.	104,323	1,305,726
Gold Fields, Ltd.	276,680	4,827,263
Grindrod, Ltd.	416,000	911,595
Group Five, Ltd.	115,500	465,522
Growthpoint Properties, Ltd.	479,900	1,227,638
Harmony Gold Mining Co., Ltd.	149,600	2,206,115
Hyprop Investments, Ltd.	65,400	515,659

Security	Shares	Value
Illovo Sugar, Ltd.	51,000	$202,541
Impala Platinum Holdings, Ltd.	189,168	5,465,651
Imperial Holdings, Ltd.	61,800	1,041,698
Investec, Ltd.	106,800	833,065
JSE, Ltd.	45,700	472,875
Kumba Iron Ore, Ltd.	30,100	2,126,391
Kumba Resources, Ltd.	72,500	1,769,866
Lewis Group, Ltd.	39,800	438,300
Liberty Holdings, Ltd.	52,100	547,422
Life Healthcare Group Holdings, Ltd.	98,721	231,881
Massmart Holdings, Ltd.	99,600	2,064,950
Medi-Clinic Corp., Ltd.	161,590	692,699
MMI Holdings, Ltd.	413,933	1,016,615
Mondi, Ltd.	36,200	354,166
Mr. Price Group, Ltd.	188,400	1,706,253
MTN Group, Ltd.	1,298,180	26,183,827
Murray & Roberts Holdings, Ltd.	315,200	1,235,866
Nampak, Ltd.	246,700	801,878
Naspers, Ltd., Class N	162,276	8,729,097
Nedbank Group, Ltd.	101,000	2,111,061
Netcare, Ltd.	395,900	849,187
Northam Platinum, Ltd.	77,300	501,859
Pick’n Pay Holdings, Ltd.	125,270	354,427
Pick’n Pay Stores, Ltd.	152,660	1,037,796
Pretoria Portland Cement Co., Ltd.	183,714	650,891
Redefine Properties, Ltd.	1,093,296	1,212,093
Remgro, Ltd.	168,605	2,775,578
Reunert, Ltd.	257,600	2,230,630
RMB Holdings, Ltd.	309,000	1,276,475
RMI Holdings	309,000	532,129
Sanlam, Ltd.	618,590	2,521,744
Santam, Ltd.	27,610	519,142
Sappi, Ltd.(1)	209,600	1,109,327
Sasol, Ltd.	179,136	10,364,419
Shoprite Holdings, Ltd.	166,153	2,545,695
Spar Group, Ltd.	79,260	1,112,398
Standard Bank Group, Ltd.	441,649	6,779,638
Steinhoff International Holdings, Ltd.(1)	297,500	1,106,629
Sun International, Ltd.	33,860	452,459
Telkom South Africa, Ltd.	333,000	1,821,286
Tiger Brands, Ltd.	72,016	1,861,302
Tongaat-Hulett	25,322	365,381
Truworths International, Ltd.	115,241	1,199,936
Vodacom Group (Pty), Ltd.	224,500	2,629,569
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,042,119
Woolworths Holdings, Ltd.	230,542	951,348

		$158,433,953

South Korea — 6.5%
Amorepacific Corp.	783	$745,918
BS Financial Group, Inc.(1)	73,284	1,062,232
Celltrion, Inc.	28,100	891,233
Cheil Industries, Inc.	15,000	1,590,772
Cheil Worldwide, Inc.	21,650	286,045
CJ CheilJedang Corp.	2,100	439,995
CJ Corp.	9,583	641,651
CJ O Shopping Co., Ltd.	1,122	242,099
Daegu Bank	50,580	829,829
Daelim Industrial Co., Ltd.	6,870	669,222
Daesang Corp.	29,700	213,001
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	659,733
Daewoo International Corp.	10,502	355,466

Security	Shares	Value
Daewoo Motor Sales Corp.(1)	100,000	$191,440
Daewoo Securities Co., Ltd.	35,260	718,936
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	616,508
Daishin Securities Co.	14,000	187,997
Dong-A Pharmaceutical Co., Ltd.	4,228	431,763
Dongbu Insurance Co., Ltd.	16,120	735,214
Dongkuk Steel Mill Co., Ltd.	18,400	661,446
Doosan Corp.	4,600	598,844
Doosan Heavy Industries & Construction Co., Ltd.	10,750	687,504
Doosan Infracore Co., Ltd.(1)	22,060	613,391
Eugene Investment & Securities Co., Ltd.(1)	287,000	165,208
GLOVIS Co., Ltd.	7,450	1,058,152
GS Engineering & Construction Corp.	6,000	628,279
GS Holdings Corp.	14,654	1,247,393
Hana Financial Group, Inc.	66,700	2,880,253
Hanjin Shipping Co., Ltd.	15,600	485,021
Hanjin Transportation Co., Ltd.	10,500	276,334
Hankook Tire Co., Ltd.	33,930	1,106,902
Hanwha Chemical Corp.	65,820	2,595,281
Hanwha Corp.	17,300	796,777
Hanwha Securities Co., Ltd.	49,695	334,863
Hite Brewery Co., Ltd.	2,378	235,141
Honam Petrochemical Corp.	6,600	2,327,881
Hotel Shilla Co., Ltd.	12,750	296,724
Hynix Semiconductor, Inc.	90,370	2,570,691
Hyosung Corp.	8,400	673,519
Hyundai Department Store Co., Ltd.	3,900	504,524
Hyundai Development Co.	13,980	405,495
Hyundai Engineering & Construction Co., Ltd.	14,670	1,057,906
Hyundai Heavy Industries Co., Ltd.	11,813	5,570,646
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	477,857
Hyundai Merchant Marine Co., Ltd.	30,100	941,829
Hyundai Mipo Dockyard Co., Ltd.	2,620	445,857
Hyundai Mobis	17,000	5,068,539
Hyundai Motor Co.	37,690	6,965,644
Hyundai Motor Co., PFC Shares	12,900	836,483
Hyundai Securities Co., Ltd.	48,800	586,461
Hyundai Steel Co.	15,700	2,001,333
Industrial Bank of Korea	71,500	1,230,302
Kangwon Land, Inc.	36,658	849,919
KB Financial Group, Inc.	65,229	3,412,152
KB Financial Group, Inc. ADR	48,488	2,529,619
KCC Corp.	1,710	566,087
Kia Motors Corp.	59,700	3,751,719
KIWOOM Securities Co., Ltd.	8,011	433,364
Korea Electric Power Corp.(1)	112,610	2,758,368
Korea Exchange Bank	82,200	723,565
Korea Express Co., Ltd.(1)	4,378	418,288
Korea Gas Corp.	12,900	430,223
Korea Investment Holdings Co., Ltd.	10,400	396,505
Korea Zinc Co., Ltd.	4,500	1,636,446
Korean Air Lines Co., Ltd.	16,966	1,016,204
Korean Reinsurance Co.	26,418	308,177
KT Corp.	87,949	3,118,825
KT&G Corp.	35,480	1,845,744
KTB Securities Co., Ltd.(1)	80,000	295,045
LG Chem, Ltd.	11,904	4,980,761
LG Corp.	19,570	1,457,368
LG Display Co., Ltd.	39,300	1,231,706
LG Electronics, Inc.	22,196	2,122,414
LG Hausys, Ltd.	4,611	313,136
LG Household & Health Care, Ltd.	2,300	862,801

Security	Shares	Value
LG Life Sciences, Ltd.(1)	9,500	$398,777
LG Uplus Corp.	55,513	313,436
LIG Insurance Co., Ltd.	14,790	360,453
Lotte Shopping Co., Ltd.	4,500	1,842,460
LS Corp.	7,030	704,389
LS Industrial Systems Co., Ltd.	4,500	332,085
MegaStudy Co., Ltd.	2,500	384,554
Mirae Asset Securities Co., Ltd.	10,170	434,489
Namhae Chemical Corp.	32,500	461,507
NCsoft Corp.	5,300	1,209,641
NHN Corp.(1)	9,658	1,685,067
Nong Shim Co., Ltd.	1,100	243,676
OCI Co., Ltd.	4,420	1,987,686
ORION Corp.	1,000	359,525
Pacific Corp.	2,641	475,163
POSCO	19,700	9,038,828
S-Oil Corp.	10,872	1,503,706
S1 Corp.	10,130	519,593
Samsung C&T Corp.	24,930	1,630,086
Samsung Card Co., Ltd.	14,260	720,896
Samsung Electro-Mechanics Co., Ltd.	16,480	1,762,494
Samsung Electronics Co., Ltd.	28,830	24,446,829
Samsung Electronics Co., Ltd., PFC Shares	620	352,949
Samsung Engineering Co., Ltd.	5,300	1,009,225
Samsung Fine Chemicals Co., Ltd.	10,800	785,751
Samsung Fire & Marine Insurance Co., Ltd.	12,674	2,799,969
Samsung Heavy Industries Co., Ltd.	34,100	1,238,730
Samsung Life Insurance Co., Ltd.	24,300	2,277,777
Samsung SDI Co., Ltd.	7,200	1,101,281
Samsung Securities Co., Ltd.	17,412	1,277,892
Samsung Techwin Co., Ltd.	8,485	616,581
Shinhan Financial Group Co., Ltd.	140,762	6,389,586
Shinsegae Co., Ltd.	6,782	1,613,587
SK Chemicals Co., Ltd.	7,300	426,894
SK Energy Co., Ltd.	18,071	3,473,586
SK Holdings Co., Ltd.	6,541	982,660
SK Networks Co., Ltd.	40,500	453,612
SK Telecom Co., Ltd.	11,700	1,741,677
SK Telecom Co., Ltd. ADR	25,326	476,382
STX Pan Ocean Co., Ltd.	39,400	355,218
Tong Yang Securities, Inc.	47,500	340,643
Woongjin Coway Co., Ltd.	15,560	536,939
Woori Finance Holdings Co., Ltd.	104,000	1,376,774
Woori Investment & Securities Co., Ltd.	31,000	567,249
Yuhan Corp.	2,370	319,777

		$174,630,049

Taiwan — 6.0%
Acer, Inc.	531,380	$1,084,728
Advanced Semiconductor Engineering, Inc.	994,912	1,076,791
Advantech Co., Ltd.	169,863	525,837
Altek Corp.	291,957	400,043
Ambassador Hotel	221,000	313,687
AmTRAN Technology Co., Ltd.	367,302	310,563
Asia Cement Corp.	785,260	882,035
Asia Optical Co., Inc.(1)	187,913	367,450
Asustek Computer, Inc.	119,815	1,036,409
AU Optronics Corp.(1)	1,177,961	1,025,911
AU Optronics Corp. ADR(1)	33,754	296,360
Capital Securities Corp.	596,200	266,419
Catcher Technology Co., Ltd.	100,100	495,112
Cathay Financial Holding Co., Ltd.	2,217,400	3,656,748

Security	Shares	Value
Cathay Real Estate Development Co., Ltd.	660,000	$320,569
Chang Hwa Commercial Bank	1,369,000	1,097,663
Cheng Shin Rubber Industry Co., Ltd.	651,868	1,511,552
Cheng Uei Precision Industry Co., Ltd.	146,579	283,955
Chicony Electronics Co., Ltd.	145,433	260,620
Chimei Innolux Corp.(1)	1,090,725	1,117,026
China Airlines, Ltd.(1)	856,844	493,536
China Development Financial Holding Corp.	3,752,885	1,510,667
China Life Insurance Co., Ltd.	805,919	812,529
China Motor Corp.	385,930	315,403
China Petrochemical Development Corp.(1)	779,000	990,442
China Steel Corp.	3,448,149	4,121,843
Chinatrust Financial Holding Co., Ltd.	3,136,086	2,662,114
Chipbond Technology Corp.(1)	240,000	349,068
Chong Hong Construction Co., Ltd.	147,390	333,087
Chunghwa Telecom Co., Ltd.	1,795,909	5,600,770
Clevo Co.	191,178	387,460
CMC Magnetics Corp.(1)	1,370,000	331,443
Compal Electronics, Inc.	1,023,557	1,016,066
Coretronic Corp.	282,312	455,761
D-Link Corp.	359,590	334,539
Delta Electronics, Inc.	430,603	1,704,871
Dynapack International Technology Corp.	67,666	213,144
E Ink Holdings, Inc.(1)	249,000	402,203
E.Sun Financial Holding Co., Ltd.	1,123,236	706,262
Elan Microelectronics Corp.	142,410	193,675
Epistar Corp.	138,439	508,283
Eternal Chemical Co., Ltd.	296,100	349,531
EVA Airways Corp.(1)	667,272	527,270
Evergreen International Storage & Transport Corp.	266,000	212,442
Evergreen Marine Corp.(1)	754,292	626,725
Everlight Chemical Industrial Corp.	270,000	278,743
Everlight Electronics Co., Ltd.	103,212	291,586
Far Eastern Department Stores, Ltd.	544,275	859,513
Far Eastern International Bank	776,567	352,097
Far Eastern New Century Corp.	886,194	1,369,089
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,515,099
Faraday Technology Corp.	111,650	169,716
Feng Hsin Iron & Steel Co., Ltd.	172,000	305,116
First Financial Holding Co., Ltd.	1,817,551	1,556,636
First Steamship Co., Ltd.	119,084	263,842
Formosa Chemicals & Fibre Corp.	1,174,364	4,452,891
Formosa International Hotels Corp.	25,289	430,820
Formosa Petrochemical Corp.	985,153	3,230,635
Formosa Plastics Corp.	1,691,436	5,947,216
Formosa Taffeta Co., Ltd.	545,000	547,257
Formosan Rubber Group, Inc.	450,000	427,962
Foxconn International Holdings, Ltd.(1)	522,000	313,477
Foxconn Technology Co., Ltd.	190,579	725,787
Fubon Financial Holding Co., Ltd.	1,522,422	2,019,055
Giant Manufacturing Co., Ltd.	168,093	682,711
Gintech Energy Corp.	71,709	227,717
Goldsun Development & Construction Co., Ltd.	610,944	268,783
Great Wall Enterprise Co., Ltd.	224,435	239,467
HannStar Display Corp.(1)	1,853,485	329,417
Highwealth Construction Corp.	208,691	437,666
Hon Hai Precision Industry Co., Ltd.	1,692,248	5,921,149
Hotai Motor Co., Ltd.	98,000	288,135
HTC Corp.	166,011	6,484,356
Hua Nan Financial Holdings Co., Ltd.	1,580,492	1,181,538
Huaku Development Co., Ltd.	178,015	498,442
Inotera Memories, Inc.(1)	566,619	288,249

Security	Shares	Value
Inventec Co., Ltd.	790,100	$402,628
KGI Securities Co., Ltd.	1,145,000	548,139
King Yuan Electronics Co., Ltd.(1)	711,274	391,470
Kinsus Interconnect Technology Corp.	166,280	513,449
Largan Precision Co., Ltd.	45,042	1,217,640
Lee Chang Yung Chemical Industry Corp.	226,956	651,276
Lite-On Technology Corp.	537,299	661,292
Macronix International Co., Ltd.	978,697	648,916
MediaTek, Inc.	236,371	2,715,767
Mega Financial Holding Co., Ltd.	3,393,000	2,669,853
Merida Industry Co., Ltd.	161,000	298,327
Mitac International Corp.	626,073	269,195
Motech Industries, Inc.	100,999	436,658
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	609,941
Nan Ya Plastics Corp.	1,960,538	5,770,869
Nan Ya Printed Circuit Board Corp.	97,032	289,390
Nanya Technology Corp.(1)	640,575	333,511
Neo Solar Power Corp.(1)	137,000	343,607
Novatek Microelectronics Corp., Ltd.	160,479	472,230
Oriental Union Chemical Corp.	412,000	579,458
Pan-International Industrial Co., Ltd.	142,844	166,702
Pegatron Corp.(1)	322,486	365,860
Phison Electronics Corp.	43,692	243,828
Polaris Securities Co., Ltd.	928,295	627,496
Pou Chen Corp.	1,355,764	1,251,094
Powerchip Technology Corp.(1)	1,182,434	255,455
Powertech Technology, Inc.	146,114	457,617
President Chain Store Corp.	619,120	2,748,467
Qisda Corp.(1)	619,000	374,721
Quanta Computer, Inc.	782,065	1,475,969
Radiant Opto-Electronics Corp.	188,840	453,888
Radium Life Tech Co., Ltd.	275,000	312,011
Realtek Semiconductor Corp.	160,675	288,313
RichTek Technology Corp.	26,497	183,190
Ritek Corp.(1)	968,757	290,477
Ruentex Development Co., Ltd.	246,000	399,603
Ruentex Industries, Ltd.	322,000	864,753
Sanyang Industrial Co., Ltd.(1)	700,000	412,531
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	923,350
Shin Kong Synthetic Fibers Corp.	915,255	408,715
Siliconware Precision Industries Co.	431,260	532,194
Siliconware Precision Industries Co. ADR	74,607	450,626
Simplo Technology Co., Ltd.	53,240	333,045
Sincere Navigation	188,000	205,136
Sino-American Silicon Products, Inc.	168,558	718,645
SinoPac Financial Holdings Co., Ltd.	2,243,000	1,010,059
Solar Applied Materials Technology Corp.	239,877	559,652
Synnex Technology International Corp.	651,960	1,520,705
Tainan Spinning Co., Ltd.	910,200	604,821
Taishin Financial Holdings Co., Ltd.(1)	1,223,221	691,634
Taiwan Business Bank(1)	1,469,040	584,174
Taiwan Cement Corp.	1,018,118	1,228,795
Taiwan Cooperative Bank	1,116,682	877,531
Taiwan Fertilizer Co., Ltd.	312,000	917,608
Taiwan Glass Industrial Corp.	219,987	278,111
Taiwan Kolin Co., Ltd.(1)(2)	995,000	0
Taiwan Life Insurance Co., Ltd.	344,543	321,819
Taiwan Mobile Co., Ltd.	802,281	1,887,960
Taiwan Semiconductor Manufacturing Co., Ltd.	5,218,873	12,505,794
Taiwan Tea Corp.	305,346	174,919
Tatung Co., Ltd.(1)	2,883,000	661,767
Teco Electric & Machinery Co., Ltd.	989,000	692,666

Security	Shares	Value
Tong Yang Industry Co., Ltd.	333,000	$478,609
Transcend Information, Inc.	63,886	174,546
Tripod Technology Corp.	137,819	606,818
TSRC Corp.	214,000	548,929
TTY Biopharm Co., Ltd.	87,200	460,823
Tung Ho Steel Enterprise Corp.	293,385	340,533
U-Ming Marine Transport Corp.	202,000	429,651
Uni-President Enterprises Corp.	2,909,112	3,984,060
Unimicron Technology Corp.	305,171	518,831
United Microelectronics Corp.	2,516,361	1,305,425
United Microelectronics Corp. ADR	93,397	254,974
Vanguard International Semiconductor Corp.	784,175	372,721
Walsin Lihwa Corp.(1)	1,085,980	570,199
Wan Hai Lines, Ltd.(1)	577,500	404,310
Waterland Financial Holdings	1,330,161	725,637
Wintek Corp.(1)	235,000	416,451
Wistron Corp.	502,634	795,415
WPG Holdings Co., Ltd.	232,235	390,859
Yageo Corp.	1,003,000	488,968
Yang Ming Marine Transport(1)	1,014,808	793,185
Yieh Phui Enterprise	892,500	343,110
Young Fast Optoelectronics Co., Ltd.	27,243	200,060
Yuanta Financial Holding Co., Ltd.	2,527,030	1,815,988
Yuen Foong Yu Paper Manufacturing Co., Ltd.	853,610	368,639
Yulon Motor Co., Ltd.	525,420	969,394
Zinwell Corp.	179,486	327,142

		$160,563,373

Thailand — 3.2%
Advanced Info Service PCL(6)	2,038,400	$6,064,681
Airports of Thailand PCL(6)	765,700	911,700
Asian Property Development PCL(6)	1,841,000	383,998
Bangkok Bank PCL	575,800	3,273,758
Bangkok Bank PCL(6)	264,800	1,517,446
Bangkok Bank PCL NVDR	35,000	198,995
Bangkok Dusit Medical Services PCL(6)	781,000	1,338,880
Bangkok Expressway PCL(6)	470,900	294,404
Bank of Ayudhya PCL(6)	1,814,000	1,483,605
Banpu PCL(6)	135,800	3,446,774
BEC World PCL(6)	2,033,100	2,265,497
Big C Supercenter PCL(6)	113,000	296,347
Bumrungrad Hospital PCL(6)	503,200	633,131
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	188,020
Central Pattana PCL(6)	540,700	509,855
Charoen Pokphand Foods PCL(6)	5,627,300	4,790,887
CP ALL PCL(6)	4,567,700	6,046,085
Delta Electronics (Thailand) PCL(6)	934,670	827,365
Electricity Generating PCL(6)	189,500	598,337
G Steel PCL(1)(6)	23,786,500	581,846
Glow Energy PCL(6)	797,100	1,106,793
Hana Microelectronics PCL(6)	1,084,100	859,448
IRPC PCL(6)	3,989,000	759,464
Italian-Thai Development PCL(1)(6)	4,364,100	606,599
Kasikornbank PCL(6)	1,026,000	4,457,515
Kiatnakin Bank PCL(6)	350,000	407,899
Krung Thai Bank PCL(6)	2,016,100	1,226,562
Land & Houses PCL	697,800	160,721
Land & Houses PCL(6)	5,499,500	1,265,890
Major Cineplex Group PCL(6)	754,100	336,597
Minor International PCL(6)	3,079,174	1,223,547
Precious Shipping PCL(6)	622,500	372,583
PTT Aromatics & Refining PCL(6)	442,058	544,707

Security	Shares	Value
PTT Chemical PCL(6)	127,289	$621,846
PTT Exploration & Production PCL(6)	925,600	5,572,070
PTT PCL(6)	693,500	8,124,519
Quality House PCL(6)	4,710,000	352,052
Ratchaburi Electricity Generating Holding PCL(6)	578,300	726,168
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	459,335
Samart Corp. PCL(6)	1,606,500	472,605
Shin Corp. PCL(6)	426,000	431,164
Siam Cement PCL(6)	393,600	4,931,140
Siam City Cement PCL(6)	42,900	295,011
Siam Commercial Bank PCL(6)	838,300	2,936,930
Siam Makro PCL(6)	157,600	760,774
Sino Thai Engineering & Construction PCL(6)	1,553,400	683,787
Thai Airways International PCL(6)	970,200	1,209,863
Thai Beverage PCL	3,621,000	834,416
Thai Oil PCL(6)	490,400	1,351,408
Thai Tap Water Supply Co., Ltd	3,000,000	590,761
Thai Union Frozen Products PCL(6)	915,915	1,393,414
Thanachart Capital PCL(6)	523,300	562,516
Thoresen Thai Agencies PCL(6)	719,990	447,908
TMB Bank PCL(1)(6)	3,870,000	302,282
Total Access Communication PCL(6)	1,135,000	1,792,232
TPI Polene PCL(6)	1,130,500	449,071
True Corp. PCL(1)(6)	6,684,500	1,293,915

		$85,575,123

Turkey — 3.4%
Adana Cimento Sanayii TAS	82,728	$291,894
Akbank TAS	1,293,081	6,266,533
Akcansa Cimento AS	38,000	179,914
Akenerji Elektrik Uretim AS(1)	270,121	627,985
Aksa Akrilik Kimya Sanayii AS	228,054	537,326
Alarko Holding AS	207,704	475,304
Anadolu Anonim Turk Sigorta Sirketi	368,571	282,701
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	3,133,173
Arcelik AS	325,221	1,504,022
Asya Katilim Bankasi AS	874,200	1,700,897
Aygaz AS	177,606	1,128,974
Bagfas Bandirma Gubre Fabrikalari AS(1)	8,000	930,341
BIM Birlesik Magazalar AS	101,996	3,433,191
Cimsa Cimento Sanayi ve Ticaret AS	64,400	423,427
Coca-Cola Icecek AS	65,400	819,776
Dogan Sirketler Grubu Holding AS(1)	2,058,552	1,600,574
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	532,806
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	185,526
Enka Insaat ve Sanayi AS	1,075,427	4,139,747
Eregli Demir ve Celik Fabrikalari TAS(1)	1,504,509	3,966,623
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	413,530
Gubre Fabrikalari TAS(1)	59,700	599,375
Haci Omer Sabanci Holding AS	720,449	3,344,323
Ihlas Holding AS(1)	666,400	941,983
Is Gayrimenkul Yatirim Ortakligi AS	306,900	343,877
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	708,866
KOC Holding AS	1,246,375	5,786,251
Koza Altin Isletmeleri AS	68,700	899,323
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	470,392
Net Holding AS(1)	282,129	305,205
Petkim Petrokimya Holding AS(1)	436,141	662,929
Petrol Ofisi AS	123,246	549,161
Sekerbank TAS	222,375	248,407
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	388,884
TAV Havalimanlari Holding AS(1)	113,100	539,872

Security	Shares	Value
Tekfen Holding AS	307,071	$1,205,638
Tofas Turk Otomobil Fabrikasi AS	106,900	602,757
Trakya Cam Sanayii AS(1)	353,686	827,133
Tupras-Turkiye Petrol Rafinerileri AS	171,141	5,021,293
Turcas Petrolculuk AS	159,229	417,812
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	761,988	2,120,352
Turk Sise ve Cam Fabrikalari AS(1)	476,947	1,077,020
Turk Telekomunikasyon AS	698,500	3,505,508
Turkcell Iletisim Hizmetleri AS	978,294	5,823,832
Turkcell Iletisim Hizmetleri AS ADR	38,494	578,565
Turkiye Garanti Bankasi AS	1,858,174	8,670,001
Turkiye Halk Bankasi AS	278,700	2,147,886
Turkiye Is Bankasi	1,151,506	3,676,171
Turkiye Sinai Kalkinma Bankasi AS	476,796	833,228
Turkiye Vakiflar Bankasi TAO	615,021	1,534,929
Ulker Gida Sanayi ve Ticaret AS	204,629	744,355
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	353,658
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	360,021
Yapi ve Kredi Bankasi AS(1)	725,093	2,080,196
Yazicilar Holding AS	39,000	340,982
Zorlu Enerji Elektrik Uretim AS(1)	124,509	211,987

		$90,496,436

United Arab Emirates — 1.7%
Aabar Investments (PJSC)(1)	3,577,200	$1,412,277
Abu Dhabi Commercial Bank (PJSC)(1)	3,871,886	2,616,159
Abu Dhabi National Hotels	832,200	645,775
Agthia Group (PJSC)	550,000	307,655
Air Arabia	8,767,100	1,815,837
Ajman Bank (PJSC)(1)	1,582,800	344,766
Aldar Properties (PJSC)	3,233,500	1,349,263
Arabtec Holding Co.(1)	8,662,200	3,986,558
Aramex (PJSC)(1)	3,170,710	1,557,240
Dana Gas(1)	22,509,987	3,922,508
DP World, Ltd.(1)	10,784,739	6,410,557
Dubai Financial Market	5,958,200	2,125,290
Dubai Investments (PJSC)	2,251,568	517,627
Dubai Islamic Bank (PJSC)	2,312,900	1,398,377
Emaar Properties (PJSC)(1)	8,426,100	7,402,469
Emirates NBD (PJSC)	260,000	234,320
First Gulf Bank (PJSC)	666,947	2,904,518
Gulf Navigation Holding(1)	3,460,300	321,429
Islamic Arabic Insurance Co.(1)	1,335,600	259,080
National Bank of Abu Dhabi (PJSC)	1,148,160	3,027,583
National Central Cooling Co. (Tabreed)(1)	431,247	133,748
Ras Al Khaimah Co.(1)	1,319,300	495,714
Ras Al Khaimah Properties (PJSC)(1)	5,586,000	593,163
Sorouh Real Estate Co.(1)	2,789,865	1,035,989
Union National Bank	1,070,375	846,821
Waha Capital (PJSC)	1,889,140	426,579

		$46,091,302

Vietnam — 0.4%
Baoviet Holdings	147,300	$525,190
Development Investment Construction Corp.	120,000	153,949
FPT Corp.	418,466	1,021,770
Gemadept Corp.(1)	108,333	150,458
Hagl JSC	475,800	1,026,897
Hoa Phat Group JSC	450,700	754,890
Kinh Bac City Development Share Holding Corp.(1)	333,700	444,000
Kinhdo Corp.	268,900	552,153
Masan Group Corp.(1)	59,700	234,035

Security	Shares	Value
PetroVietnam Drilling and Well Services JSC	309,246	$740,308
PetroVietnam Fertilizer and Chemical JSC	440,940	741,123
Refrigeration Electrical Engineering Corp.	487,200	302,983
Saigon Securities, Inc.	397,920	428,433
Song Da Urban & Industrial Zone Investment and Development JSC	192,850	461,605
Tan Tao Investment Industry Co.(1)	303,599	200,357
Vietnam Dairy Products JSC	228,730	1,007,421
Vincom JSC(1)	481,107	3,016,273

		$11,761,845

Total Common Stocks (identified cost $1,642,122,822)		$2,627,009,621

Corporate Bonds — 0.0%(3)

	Principal
	Amount
Security	(000’s omitted)		Value
India — 0.0%(3)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	729	$16,347

Total Corporate Bonds (identified cost $16,135)			$16,347

Equity-Linked Securities(7) — 0.9%

	Maturity
Security	Date	Shares	Value
Saudi Arabia — 0.9%
Abdullah Al Othaim Markets(5)	6/3/13	14,800	$364,070
Al Rajhi Bank(5)	4/30/12	108,000	2,235,541
Alinma Bank(1)(5)	6/4/12	102,800	270,698
Almarai Co., Ltd.(5)	3/27/12	37,000	941,008
Arab National Bank(5)	6/4/12	81,600	757,477
Bank Albilad(1)(5)	9/21/12	59,100	309,282
Banque Saudi Fransi(5)	4/30/12	39,500	508,746
Company for Cooperative Insurance (The)(5)	6/22/12	10,800	297,712
Dar Al Arkan Real Estate Development(5)	8/13/12	70,500	181,886
Etihad Etisalat Co.(5)	4/2/12	150,600	2,073,205
Fawaz Abdulaziz Alhokair Co.(5)	4/4/12	21,500	247,674
Fitaihi Holding Group(1)(5)	11/26/12	52,000	153,569
Jabal Omar Development Co.(1)(5)	5/3/13	64,000	260,688
Jarir Marketing Co.(5)	6/4/12	7,600	291,072
Makkah Construction & Development Co.(5)	3/15/13	35,000	282,793
Mobile Telecommunications Co.(1)(5)	6/4/12	115,000	212,365
Mohammad Al-Mojil Group(5)	1/7/13	38,000	189,234
National Industrialization Co.(5)	5/14/12	174,230	1,721,349
Rabigh Refining and Petrochemicals Co.(1)(5)	4/2/12	28,700	188,459
Riyad Bank(5)	6/11/12	68,500	481,312
Sahara Petrochemical Co.(5)	11/26/12	67,800	415,377
Samba Financial Group(5)	4/30/12	70,600	1,068,383
Saudi Arabian Amiantit Co.(5)	6/25/12	32,700	151,069
Saudi Arabian Fertilizer Co.(5)	6/4/12	10,600	528,926
Saudi Arabian Mining Co.(1)(5)	6/25/12	45,000	293,692
Saudi Basic Industries Corp.(5)	3/26/12	102,100	2,862,128
Saudi British Bank(5)	10/2/12	20,500	245,447
Saudi Cable Co.(5)	9/21/12	27,500	99,180
Saudi Cement Co.(5)	8/13/12	20,250	285,518
Saudi Ceramic Co.(5)	8/16/13	9,200	335,791
Saudi Chemical Co.(5)	11/26/12	28,700	345,156
Saudi Electricity Co.(5)	6/25/12	277,000	1,024,872

	Maturity
Security	Date	Shares	Value
Saudi Industrial Investment Group(5)	6/11/12	49,800	$307,092
Saudi International Petrochemicals Co.(5)	9/21/12	67,870	402,232
Saudi Kayan Petrochemical Co.(1)(5)	6/4/12	77,300	382,882
Saudi Pharmaceutical Industries and Medical Appliances Corp.(5)	11/26/12	33,074	351,016
Saudi Telecom Co.(5)	5/21/12	86,900	890,990
Savola(5)	4/20/12	93,100	693,888
Yanbu National Petrochemicals Co.(1)(5)	1/7/13	42,500	546,820

Total Equity-Linked Securities (identified cost $21,112,374)			$23,198,599

Investment Funds — 0.2%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$6,174,517
Vietnam Growth Fund, Ltd.(1)	17,646	232,045

Total Investment Funds (identified cost $7,999,692)		$6,406,562

Rights(1) — 0.0%(3)

Security	Shares	Value
B2W Companhia Global do Varejo, Exp. 4/26/11	8,472	$5,812
Banco de Chile, Exp. 4/29/11(2)	700,724	0
D.G. Khan Cement Co., Ltd., Exp. 5/28/11	170,064	11,311
Robinsons Land Corp., Exp. 4/15/11	430,000	15,060
Sociedad de Inversiones Pampa Calichera SA, Class A, Exp. 4/28/11	79,118	15,736

Total Rights (identified cost $0)		$47,919

Warrants(1) — 0.0%(3)

Security	Shares	Value
Kulim (Malaysia) Bhd, Exp. 2/27/16, Strike MYR 3.85	99,100	$32,065

Total Warrants (identified cost $5,621)		$32,065

Short-Term Investments — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank & Trust Repurchase Agreement, dated 3/31/11, with a maturity date of 4/1/11, an interest rate of 0.01% and repurchase proceeds of $16,043,004; collateralized by $16,365,000 U.S. Treasury Bill, 0.00% due 4/21/11 and a market value of $16,364,542	$16,043	$16,043,000

Total Short-Term Investments (identified cost $16,043,000)		$16,043,000

Total Investments — 99.4% (identified cost $1,687,299,644)		$2,672,754,113

Other Assets, Less Liabilities — 0.6%		$15,916,923

Net Assets — 100.0%		$2,688,671,036

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

MYR	-	Malaysian Ringgit

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Amount is less than 0.05%.

(4)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $25,701,650 or 1.0% of the Fund’s net assets.

(6)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	14.8%	$397,847,048
Hong Kong Dollar	7.7	207,218,013
South Korean Won	6.4	171,624,048
Mexican Peso	6.3	170,173,865
New Taiwan Dollar	5.9	159,247,936
Indian Rupee	5.9	157,953,993
South African Rand	5.9	157,201,686
Brazilian Real	5.6	150,313,646
New Turkish Lira	3.3	89,917,871
Indonesian Rupiah	3.3	88,535,211
Thailand Baht	3.1	84,006,832
Malaysian Ringgit	3.1	81,999,373
Polish Zloty	2.9	78,865,274
Chilean Peso	2.1	56,693,613
Hungarian Forint	1.7	46,487,215
Philippine Peso	1.6	43,000,008
Czech Koruna	1.6	42,429,858
Qatari Riyal	1.6	41,914,722
Kuwaiti Dinar	1.5	41,410,912
United Arab Emirates Dirham	1.5	39,680,745
Moroccan Dirham	1.4	38,606,695
Euro	1.4	38,331,452
Colombian Peso	1.2	31,002,653
Egyptian Pound	1.1	28,941,194
Other currency, less than 1% each	8.5	229,350,250

Total Investments	99.4%	$2,672,754,113

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	25.3%	$679,655,129
Materials	11.9	318,470,677
Industrials	10.7	287,752,187
Energy	10.5	281,408,574
Telecommunication Services	9.9	265,210,567
Consumer Staples	7.5	202,984,113
Consumer Discretionary	6.9	186,276,313
Information Technology	6.5	174,787,994
Utilities	4.2	112,010,151
Diversified	3.4	92,371,844
Health Care	1.8	49,297,018
Other	0.6	16,122,984
Investment Funds	0.2	6,406,562

Total Investments	99.4%	$2,672,754,113

The Fund did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,700,275,002

Gross unrealized appreciation	$1,040,208,737
Gross unrealized depreciation	(67,729,626)

Net unrealized appreciation	$972,479,111

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$66,012,612	$993,378,144		$0	$1,059,390,756
Emerging Europe	99,356,503	441,557,106		—	540,913,609
Latin America	508,613,251	—		0	508,613,251
Middle East/Africa	195,642,313	321,879,637		570,055	518,092,005

Total Common Stocks	$869,624,679	$1,756,814,887	*	$570,055	$2,627,009,621

Corporate Bonds	$—	$16,347		$—	$16,347
Equity-Linked Securities	—	23,198,599		—	23,198,599
Investment Funds	—	6,406,562		—	6,406,562
Rights	5,812	42,107		0	47,919
Warrants	32,065	—		—	32,065
Short-Term Investments	—	16,043,000		—	16,043,000

Total Investments	$869,662,556	$1,802,521,502		$570,055	$2,672,754,113

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Common Stocks	Rights	Total
Balance as of June 30, 2010	$0	$—	$0
Realized gains (losses)	61,493	—	61,493
Change in net unrealized appreciation (depreciation)	(590,868)	—	(590,868)
Cost of purchases	—	0	0
Proceeds from sales	(61,493)	—	(61,493)
Accrued discount (premium)	—	—	—
Transfers to Level 3*	1,160,923	—	1,160,923
Transfers from Level 3*	—	—	—

Balance as of March 31, 2011	$570,055	$0	$570,055

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2011*	$(590,868)	$—	$(590,868)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

All Level 3 investments held at June 30, 2010 were valued at $0.

At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011